Schedule of forecast benefit payments of the postemployment healthcare plans (Details) - Post Employment Healthcare Benefits [Member] R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Year 1	R$ 65,814
Year 2	63,130
Year 3	60,377
Year 4	57,534
Year 5	54,598
Next 5 years	227,586
Total forecast payments	R$ 529,039